Loan from Shareholders (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Loan from shareholders	$ 532	$ 15,188
Shareholder 1 [Member]
Statement Line Items [Line Items]
Loan from shareholders
Shareholder 2 [Member]
Statement Line Items [Line Items]
Loan from shareholders		$ 4,973	$ 10,215